Intangible Assets and Goodwill	9 Months Ended
Sep. 30, 2022
Intangible Assets and Goodwill [Abstract]
Intangible assets and goodwill
6	Intangible assets and goodwill

(a)	Intangible assets

	December 31, 2021			September 30, 2022
	Gross carrying value	Accumulated amortisation	Net carrying value	Gross carrying value	Accumulated amortisation	Net carrying Value
	RMB	RMB	RMB	RMB	RMB	RMB
Amortized intangible assets:
Software	10,793,974	(9,754,602)	1,039,372	10,793,974	(10,148,968)	645,006
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-

Total amortized intangible assets	15,823,974	(14,784,602)	1,039,372	15,823,974	(15,178,968)	645,006

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

As of December 31, 2021 and September 30, 2022, accumulated amortization was RMB14,784,602 and RMB15,178,968, respectively. Below table provides the current year and estimated future amortization expense for amortized intangible assets. The Group based its projections of amortization expense shown below on existing asset balances as of September 30, 2022. Future amortization expense may vary from these projections.

Software
RMB

Nine months ended September 30, 2022 (actual)	394,366
Remainder of 2022	136,023
Estimate for year ended December 31, 2023	508,393
2024	590
2025	-
2026	-
2027	-